Income Taxes (Details) - Schedule of components of deferred liabilities ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred tax liabilities
Intangible assets acquired through acquisition	¥ 59,729	$ 9,154
Total	¥ 59,729	$ 9,154